Fees Summary	Oct. 13, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,336,000,000.00
Total Fee Amount	116,232.00
Total Offset Amount	0.00
Net Fee	$ 116,232.00
Offering Table N/A
Offset Table N/A	N/A